TRADING ASSETS AND LIABILITIES - Trading derivative liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 1,049,910	$ 1,452,574
Forward contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	662,885	1,114,510
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	39,398	1,081,010
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	620,473	31,429
Forward contracts, Debt securities to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	92
Forward contracts, Debt securities to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	2,922	2,071
Swap
Disclosure of financial liabilities [line items]
Derivative liabilities	302,906	291,119
Currency swap contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	72,044	39,705
Interest rate swap contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	230,862	251,414
Futures Contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	4,972	1,165
Futures contracts, Index to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	312	1,165
Index to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	4,660
Options Contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	79,147	45,780
Options Contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	12,190	2,003
Options Contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 66,957	$ 43,777